Other assets by major categories (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Line Items]
Net deferred tax assets (net of valuation allowance)	$ 541,499	$ 429,691
Investments under the equity method	246,776	313,152
Bank Owned Life Insurance	233,475	238,077
Prepaid F D I C Insurance Assessment	27,533	58,082
Prepaid Taxes	88,360	17,441
Other prepaid expenses	60,626	59,894
Derivative Fair Value Of Derivative Asset	41,925	61,886
Trades receivables from brokers and counterparties	137,542	69,535	23,055
Others	191,842	214,635
Total other assets	$ 1,569,578	$ 1,462,393